Exit cost obligations (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended			36 Months Ended
	Dec. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Expense recognized by year		$ 0	$ 1,772	$ 6,266
United Kingdom | Wind Down of Deposit Taking and Investment Management Business
Restructuring Cost and Reserve [Line Items]
Expense recognized by year		0			$ 10,221
Expense recognized by year, Costs to be recognized in the future		0
Expense recognized by year, Total exit costs expected to be incurred		10,221
Amounts paid by year		0			10,221
Exit cost liability		0	0		0
United Kingdom | Staff redundancy expenses | Wind Down of Deposit Taking and Investment Management Business
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, amount expensed	$ 5,100
Expense recognized by year		0			3,680
Expense recognized by year, Costs to be recognized in the future		0
Expense recognized by year, Total exit costs expected to be incurred		3,680
Amounts paid by year		0			3,680
Exit cost liability		0	0		0
United Kingdom | Professional services | Wind Down of Deposit Taking and Investment Management Business
Restructuring Cost and Reserve [Line Items]
Expense recognized by year		0			4,388
Expense recognized by year, Costs to be recognized in the future		0
Expense recognized by year, Total exit costs expected to be incurred		4,388
Amounts paid by year		0			4,388
Exit cost liability		0	0		0
United Kingdom | Lease termination expenses | Wind Down of Deposit Taking and Investment Management Business
Restructuring Cost and Reserve [Line Items]
Expense recognized by year		0			649
Expense recognized by year, Costs to be recognized in the future		0
Expense recognized by year, Total exit costs expected to be incurred		649
Amounts paid by year		0			649
Exit cost liability		0	0		0
United Kingdom | Other expenses | Wind Down of Deposit Taking and Investment Management Business
Restructuring Cost and Reserve [Line Items]
Expense recognized by year		0			1,504
Expense recognized by year, Costs to be recognized in the future		0
Expense recognized by year, Total exit costs expected to be incurred		1,504
Amounts paid by year		0			1,504
Exit cost liability		$ 0	$ 0		$ 0